UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2011.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Widolff
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     08/08/2011
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     132

Form 13F Information Table Value Total:    251,671
              		                 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1868    40020 SH       Sole                    40020
AGCO Corp                      COM              001084102     2467    49975 SH       Sole                    49975
AT & T, Inc. New               COM              00206r102     1365    43460 SH       Sole                    43460
Abbott Laboratories            COM              002824100     4317    82040 SH       Sole                    82040
Alkermes Inc                   COM              01642T108     1146    61601 SH       Sole                    61601
Alliance One International     COM              018772103     2966   918414 SH       Sole                   918414
Altria Group Inc.              COM              02209s103     3208   121470 SH       Sole                   121470
American Express Co.           COM              025816109      444     8583 SH       Sole                     8583
American International Group   COM              026874107      483    16468 SH       Sole                    16468
Amgen Inc.                     COM              031162100      865    14825 SH       Sole                    14825
Andersons Inc.                 COM              034164103     1689    39977 SH       Sole                    39977
Apollo Group                   COM              037604105     4982   114063 SH       Sole                   114063
Apple Computer Inc.            COM              037833100      301      897 SH       Sole                      897
Automatic Data Processing      COM              053015103     2275    43176 SH       Sole                    43176
BP p.l.c.                      COM              055622104     4309    97292 SH       Sole                    97292
Bank of America Corp           COM              060505104     2811   256436 SH       Sole                   256436
Bank of New York Mellon Corp   COM              064058100     4336   169254 SH       Sole                   169254
Berkshire Hathaway Inc. Class  COM              084670207     1695    21900 SH       Sole                    21900
Bioscrip, Inc.                 COM              09069n108      818   126035 SH       Sole                   126035
Blount International Inc.      COM              095180105      295    16900 SH       Sole                    16900
Boeing Company                 COM              097023105     1090    14747 SH       Sole                    14747
Bridgepoint Education Inc.     COM              10807m105     1621    64827 SH       Sole                    64827
British American Tobacco       COM              110448107     1795    20400 SH       Sole                    20400
CVS Caremark Corp              COM              126650100     4366   116172 SH       Sole                   116172
Career Education Corp          COM              141665109     1384    65434 SH       Sole                    65434
Central Pacific Financial Co   COM              154760409     1738   124110 SH       Sole                   124110
Chevron Corp.                  COM              166764100     3339    32468 SH       Sole                    32468
Cisco Sys Inc.                 COM              17275R102      177    11311 SH       Sole                    11311
Citigroup Inc.                 COM              172967101     1126    27038 SH       Sole                    27038
Coca-Cola Company              COM              191216100     5390    80107 SH       Sole                    80107
Columbia Sportswear Co.        COM              198516106      355     5604 SH       Sole                     5604
Comcast Corp Class A           COM              20030n101     2578   101737 SH       Sole                   101737
ConocoPhillips                 COM              20825c104     2750    36573 SH       Sole                    36573
Costco Wholesale Corp          COM              22160k105     2162    26614 SH       Sole                    26614
Coventry Health Care Inc.      COM              222862104     1225    33600 SH       Sole                    33600
DR Horton, Inc                 COM              23331a109      195    16900 SH       Sole                    16900
Dell Corp                      COM              24702r101      944    56655 SH       Sole                    56655
Diageo PLC ADR                 COM              25243q205     2023    24714 SH       Sole                    24714
DirecTV Class A                COM              25459l106      612    12049 SH       Sole                    12049
Discover Financial Services    COM              254709108      375    14003 SH       Sole                    14003
Dow Chemical Company           COM              260543103     3708   103009 SH       Sole                   103009
Dr. Pepper Snapple Group       COM              26138e109     4266   101737 SH       Sole                   101737
E. I. Du Pont De Nemours       COM              263534109     2927    54150 SH       Sole                    54150
Express Scripts Inc.           COM              302182100      836    15490 SH       Sole                    15490
Exxon Mobil Corp               COM              30231G102     2996    36817 SH       Sole                    36817
Fedex Corp                     COM              31428X106      209     2205 SH       Sole                     2205
FirstService Corporation       COM              33761N109      353    10216 SH       Sole                    10216
Franklin Resources Inc.        COM              354613101     2800    21325 SH       Sole                    21325
General Electric Co.           COM              369604103      905    47977 SH       Sole                    47977
Glaxo SmithKline PLC           COM              37733W105     3102    72310 SH       Sole                    72310
Granite Construction Inc.      COM              387328107      515    21000 SH       Sole                    21000
H & R Block Inc.               COM              093671105     4336   270350 SH       Sole                   270350
Health Mgmt Assoc.             COM              421933102     1984   184075 SH       Sole                   184075
Hewlett Packard                COM              428236103      694    19056 SH       Sole                    19056
Home Depot Inc.                COM              437076102     1838    50741 SH       Sole                    50741
ITT Educational Services       COM              45068b109     1878    24000 SH       Sole                    24000
Illinois Tool Works Inc.       COM              452308109      332     5875 SH       Sole                     5875
Ingersoll Rand Co              COM              g47791101      654    14400 SH       Sole                    14400
Intel Corp.                    COM              458140101     1919    86586 SH       Sole                    86586
Interpublic Group              COM              460690100     1138    91048 SH       Sole                    91048
Johnson & Johnson              COM              478160104     5389    81006 SH       Sole                    81006
Kraft Foods Inc.               COM              50075n104     2151    61046 SH       Sole                    61046
Kroger Co.                     COM              501044101     4656   187750 SH       Sole                   187750
Lincoln Educational            COM              533535100      717    41824 SH       Sole                    41824
Lowes Companies                COM              548661107     1189    50999 SH       Sole                    50999
Manpower Inc.                  COM              56418h100      850    15850 SH       Sole                    15850
Marsh & McLennan Co.           COM              571748102     4908   157358 SH       Sole                   157358
Mastercard Inc.                COM              57636q104     2592     8600 SH       Sole                     8600
McDonalds Corp                 COM              580135101     1995    23654 SH       Sole                    23654
Medco Health Solutions, Inc.   COM              58405u102     2809    49700 SH       Sole                    49700
Medtronic Inc.                 COM              585055106     4919   127670 SH       Sole                   127670
Merck & Co.Inc. New            COM              58933y105     4322   122474 SH       Sole                   122474
Mercury General Corp           COM              589400100      454    11500 SH       Sole                    11500
Microsoft Corp.                COM              594918104     5177   199105 SH       Sole                   199105
Motorola Solutions, Inc        COM              620076307      838    18192 SH       Sole                    18192
Nestle                         COM              641069406      268     4313 SH       Sole                     4313
News Corp Class A              COM              65248e104      238    13466 SH       Sole                    13466
Nike Inc Class B               COM              654106103      998    11091 SH       Sole                    11091
Nordstrom Inc.                 COM              655664100      209     4444 SH       Sole                     4444
Oracle Corp                    COM              68389X105      490    14878 SH       Sole                    14878
PRGX Global Inc                COM              69357c503      825   115429 SH       Sole                   115429
Paychex Inc.                   COM              704326107     3349   109022 SH       Sole                   109022
Pepsico Inc.                   COM              713448108     5183    73595 SH       Sole                    73595
Petroleo Brasileiro SA         COM              71654v408      670    19800 SH       Sole                    19800
Pfizer Inc.                    COM              717081103     3726   180858 SH       Sole                   180858
Philip Morris International    COM              718172109    10114   151473 SH       Sole                   151473
Plum Creek Timber Company      COM              729251108      376     9285 SH       Sole                     9285
Precision Castparts Corp       COM              740189105     2004    12170 SH       Sole                    12170
Procter & Gamble Co.           COM              742718109     1141    17941 SH       Sole                    17941
Qualcomm Inc                   COM              747525103      201     3538 SH       Sole                     3538
Quest Diagnostics Inc.         COM              74834l100      656    11100 SH       Sole                    11100
Ralcorp Holdings. Inc.         COM              751028101      518     5980 SH       Sole                     5980
Raytheon Company               COM              755111507      688    13805 SH       Sole                    13805
Safeway Inc.                   COM              786514208      426    18216 SH       Sole                    18216
Sally Beauty Holdings Inc.     COM              79546e104      359    21000 SH       Sole                    21000
Stancorp Financial Group       COM              852891100      381     9026 SH       Sole                     9026
Strayer Education Inc.         COM              863236105      245     1937 SH       Sole                     1937
TNS, Inc.                      COM              872960109     1251    75377 SH       Sole                    75377
Textainer Group Holdings Limit COM              g8766e109     1614    52500 SH       Sole                    52500
The Travelers Companies Inc.   COM              89417e109     5251    89937 SH       Sole                    89937
Time Warner Cable Inc.         COM              88732j207      369     4724 SH       Sole                     4724
Time Warner Inc.               COM              887317303      730    20059 SH       Sole                    20059
Transocean Inc.                COM              H8817H100      851    13187 SH       Sole                    13187
Unilever NV New York Shs       COM              904784709     2404    73184 SH       Sole                    73184
United Parcel Service Inc.     COM              911312106     1443    19785 SH       Sole                    19785
Unitedhealth Group Inc.        COM              91324p102     4369    84700 SH       Sole                    84700
Universal Technical Institute  COM              913915104      606    30633 SH       Sole                    30633
Unum Group                     COM              91529y106     1268    49784 SH       Sole                    49784
Valero Energy Corp.            COM              91913y100     1971    77100 SH       Sole                    77100
Value Line Inc.                COM              920437100      638    47607 SH       Sole                    47607
Verizon Communications         COM              92343V104     2640    70921 SH       Sole                    70921
Visa, Inc.                     COM              92826c839     1090    12940 SH       Sole                    12940
Waddell & Reed Financial       COM              930059100     1391    38258 SH       Sole                    38258
Wal Mart Stores                COM              931142103     6094   114676 SH       Sole                   114676
Walt Disney Holding Co.        COM              254687106      210     5381 SH       Sole                     5381
Washington Federal             COM              938824109      590    35922 SH       Sole                    35922
Weight Watchers Intl. Inc.     COM              948626106     3642    48252 SH       Sole                    48252
Wellpoint Inc.                 COM              94973v107     5267    66871 SH       Sole                    66871
Western Union Company          COM              959802109     1852    92457 SH       Sole                    92457
Willbros Group, Inc            COM              969203108      279    32625 SH       Sole                    32625
Yum! Brands, Inc.              COM              988498101      921    16672 SH       Sole                    16672
Zimmer Holdings                COM              98956p102     3934    62250 SH       Sole                    62250
Gruma SA ADR                   FOR              400131306      633    76787 SH       Sole                    76787
LyondellBasell Industries N.V. FOR              n53745100      424    11000 SH       Sole                    11000
Nokia Corp Sponsored ADR       FOR              654902204      113    17675 SH       Sole                    17675
PetroChina Company Limited ADR FOR              71646e100      854     5850 SH       Sole                     5850
Royal Dutch Shell PLC          FOR              780259206      203     2853 SH       Sole                     2853
SK Telecom ADR                 FOR              78440p108     1681    89875 SH       Sole                    89875
Telefonica S.A. ADR            FOR              879382208     1236    50486 SH       Sole                    50486
Telefonos De Mexico SA Sp ADR  FOR              879403780      987    59794 SH       Sole                    59794
Telenorte Leste Participaoes A FOR              879246106     3114   200413 SH       Sole                   200413
Vale S.A.                      FOR              91912e105      447    14000 SH       Sole                    14000